Investment Strategy - MATTHEW 25 FUND	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser values an investment on four criteria as follows:

Business

Management

Financial

Price

The adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser searches for securities possessing the best combinations of a desirable business, capable management, clean financials, and a market price that the adviser deems to be at or below its fair value presently or in the future. Based on this fundamental analysis, the adviser will make investments that he classifies as either Value, Value/Growth, or Growth. The adviser does like the value investing adage of "buy low and sell high" although, he prefers the maxim of value/growth and growth investing of "buy low and let it grow."

The Fund is eligible to invest in the securities of companies with small, medium or large capitalization. In other words, the Fund is open to research within a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires. Whenever the adviser finds such an investment then the adviser may purchase its stock, convertible securities or bonds with up to 25% of the Fund's total assets. The Fund's willingness to place a large percentage of its assets in a single company does distinguish it from most other funds. Therefore, the Fund is classified as non-diversified. These strategies of Focus Investing along with the adviser's security selection process are the two characteristics of how the adviser tries to maximize the Fund's investment returns.